Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Share capital	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2019	kr 65	kr 11,755	kr 98	kr 2,130	kr 14,048
Net result				3,647	3,647
Total comprehensive income				3,647	3,647
Transactions with owners:
Exercise of warrants		71			71
Share-based compensation expenses				98	98
Net settlement of RSUs				(18)	(18)
Tax on items recognized directly in equity				25	25
Balance at end of period at Jun. 30, 2020	65	11,826	98	5,882	17,871
Balance at beginning of period at Dec. 31, 2020	66	11,894	54	7,107	19,121
Net result				1,402	1,402
Other comprehensive income			28		28
Total comprehensive income			28	1,402	1,430
Transactions with owners:
Exercise of warrants		46			46
Purchase of treasury shares				(447)	(447)
Share-based compensation expenses				142	142
Net settlement of RSUs				(40)	(40)
Balance at end of period at Jun. 30, 2021	kr 66	kr 11,940	kr 82	kr 8,164	kr 20,252